Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	ric_SupplementTextBlock
RUSSELL INVESTMENT COMPANY

Supplement dated March 10, 2015 to

PROSPECTUS DATED MARCH 1, 2015

RUSSELL EMERGING MARKETS FUND RISK/RETURN SUMMARY:

(i) The following replaces the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Emerging Markets Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in emerging market companies. The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests in large, medium and small capitalization companies. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund’s net assets may be “illiquid securities.” The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby Russell Investment Management Company (“RIMCo”) allocates a portion of the Fund’s assets among multiple money manager investment strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIMCo representing their investment recommendations, based upon which RIMCo purchases and sells securities for the Fund. Fund assets not allocated to discretionary money managers are managed by RIMCo. Assets not allocated to discretionary money managers include assets managed by RIMCo based upon model portfolios provided by non-discretionary money managers, the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may at times seek to protect its investments against adverse currency exchange rates by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Russell Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock
RUSSELL INVESTMENT COMPANY

Supplement dated March 10, 2015 to

PROSPECTUS DATED MARCH 1, 2015

RUSSELL EMERGING MARKETS FUND RISK/RETURN SUMMARY:

(i) The following replaces the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Emerging Markets Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in emerging market companies. The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests in large, medium and small capitalization companies. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund’s net assets may be “illiquid securities.” The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby Russell Investment Management Company (“RIMCo”) allocates a portion of the Fund’s assets among multiple money manager investment strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIMCo representing their investment recommendations, based upon which RIMCo purchases and sells securities for the Fund. Fund assets not allocated to discretionary money managers are managed by RIMCo. Assets not allocated to discretionary money managers include assets managed by RIMCo based upon model portfolios provided by non-discretionary money managers, the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may at times seek to protect its investments against adverse currency exchange rates by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in emerging market companies. The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests in large, medium and small capitalization companies. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund’s net assets may be “illiquid securities.” The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby Russell Investment Management Company (“RIMCo”) allocates a portion of the Fund’s assets among multiple money manager investment strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIMCo representing their investment recommendations, based upon which RIMCo purchases and sells securities for the Fund. Fund assets not allocated to discretionary money managers are managed by RIMCo. Assets not allocated to discretionary money managers include assets managed by RIMCo based upon model portfolios provided by non-discretionary money managers, the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may at times seek to protect its investments against adverse currency exchange rates by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.